Basis Of Preparation Of The Consolidated Financial Statements - Summary of Significant Investments in Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Percentage of direct and indirect equity interest rate		16.00%
Cofesur S.A. [member]
Disclosure of subsidiaries [line items]
Main activity		Investment
Place of incorporation and principle place of business		Argentina
Percentage of direct and indirect equity interest rate		100.00%	100.00%	100.00%
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Main activity	[1]	Rail freight transportation
Place of incorporation and principle place of business	[1]	Argentina
Percentage of direct and indirect equity interest rate	[1]	80.00%	80.00%	80.00%
Recycomb S.A.U. [member]
Disclosure of subsidiaries [line items]
Main activity		Waste recycling
Place of incorporation and principle place of business		Argentina
Percentage of direct and indirect equity interest rate		100.00%	100.00%	100.00%

[1]	Directly controlled by Cofesur S.A.U.